Intangible and tangible assets - Other property, plant and equipment, useful lives (Details)	12 Months Ended
Dec. 31, 2018
Furniture, office equipment, machinery and tools | Low
Property, plant and equipment
Useful lives of property, plant and equipment	3 years
Furniture, office equipment, machinery and tools | High
Property, plant and equipment
Useful lives of property, plant and equipment	12 years
Transportation equipment | Low
Property, plant and equipment
Useful lives of property, plant and equipment	5 years
Transportation equipment | High
Property, plant and equipment
Useful lives of property, plant and equipment	20 years
Storage tanks and related equipment | Low
Property, plant and equipment
Useful lives of property, plant and equipment	10 years
Storage tanks and related equipment | High
Property, plant and equipment
Useful lives of property, plant and equipment	15 years
Specialized complex installations and pipelines | Low
Property, plant and equipment
Useful lives of property, plant and equipment	10 years
Specialized complex installations and pipelines | High
Property, plant and equipment
Useful lives of property, plant and equipment	30 years
Buildings | Low
Property, plant and equipment
Useful lives of property, plant and equipment	10 years
Buildings | High
Property, plant and equipment
Useful lives of property, plant and equipment	50 years